Convertible Notes	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Convertible Notes
Convertible Notes

Note 5 – Convertible Notes

As of November 30, 2025, Karbon-X Corp. issued convertible promissory notes totaling USD $4,639,000 to multiple investors as part of its capital-raising efforts. The notes bear simple interest at a rate of 10% per quarter, and have maturity terms of 1 year or less.

During the six months ended, November 30, 2025, five notes of principal $2,193,195 and interest of $90,954 were converted into 4,870,291 shares at $0.90 - $0.45/share.

The Company recorded discounts of $387,265, interest expense and discount amortization related to convertible notes of $264,416 and gain on change in fair value of derivatives of $140,444 for the six months ended November 30, 2025.

The notes include a conversion feature, allowing the holders to convert the principal and accrued interest into the Company’s common stock. For a significant amount of the notes, Conversion is permitted at the option of the lender at any time after the earlier of:

1.	Twenty-four months from the date of issuance, or

2.	The Company’s listing on OTCQX, Nasdaq, or NYSE.

The conversion price is the lesser of:

1.

80% of the twenty-day weighted average closing price of the Company’s common stock preceding the conversion (but not less than the average of the two notes $0.56 per share), and of the trading day immediately preceding such conversion (but not less than $0.75 per share) or (ii) $0.90 per share.

2.	The notes range from $0.75 - $0.90 per share.

Conversion is further restricted to ensure that no lender converts an amount of the note that would result in owning more than 4.9% of the outstanding common stock at any time.

The Borrower may prepay the principal amount and any unpaid interest or any portion thereof at any time without notice, further interest, bonus, or penalty, provided that a minimum of six months’ interest shall be payable regardless of the prepayment date.

The issuance of these convertible promissory notes provided the Company with necessary capital to support its operations and strategic initiatives while offering investors the potential for equity participation in the Company’s future growth.

Prepayment Option

The Company may prepay the notes at any time without penalty, provided that a minimum of six months’ interest is payable. This provision ensures lenders are compensated regardless of the prepayment date.

As of November 30, 2025, the Company owed principal of $4,270,567, net of discounts of $368,433, accrued interest of $501,355, and carried embedded liabilities of $307,021. As of November 30, 2025, principal of $250,000 was classified as a long term liability and principal of $4,020,567 was classified as a current liability.

Note 5 – Convertible Notes

As of May 31, 2025, Karbon-X Corp. issued convertible promissory notes totaling USD $2,443,195 to multiple investors as part of its capital-raising efforts. The notes bear simple interest at a rate of 10% per annum - quarter, and have maturity terms of 1  year or less.

During the year ended, May 31, 2025, two notes of principal $350,000 and interest of 16,724 were converted into 404,471 shares at $0.90/share.

The Company recorded discounts of $141,529, interest expense and discount amortization related to convertible notes of $372,071 and loss on change in fair value of derivatives of $72,927 for the year ended May 31, 2025.

The notes include a conversion feature, allowing the holders to convert the principal and accrued interest into the Company's common stock. Conversion is permitted at the option of the lender at any time after the earlier of:

1.	Twenty-four months from the date of issuance, or

2.	The Company’s listing on OTCQX, Nasdaq, or NYSE.

The conversion price is the lesser of:

1.

80% of the twenty-day weighted average closing price of the Company’s common stock preceding the conversion (but not less than the average of the four notes $0.56 per share), and of the trading day immediately preceding such conversion (but not less than $0.75 per share) or (ii) $0.90 per share.

2.	The notes range from $0.50 - $0.90 per share.

Conversion is further restricted to ensure that no lender converts an amount of the note that would result in owning more than 9.9% of the outstanding common stock at any time.

The Borrower may prepay the principal amount and any unpaid interest or any portion thereof at any time without notice, further interest, bonus, or penalty, provided that a minimum of six months’ interest shall be payable regardless of the prepayment date.

The issuance of these convertible promissory notes provided the Company with necessary capital to support its operations and strategic initiatives while offering investors the potential for equity participation in the Company's future growth.

Prepayment Option

The Company may prepay the notes at any time without penalty, provided that a minimum of six months’ interest is payable. This provision ensures lenders are compensated regardless of the prepayment date.

As of May 31, 2025, the Company owed principal of $2,443,195, net of discounts of $333,334, accrued interest of $118,853, and embedded liabilities of $59,325.